INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2023
Income tax [Abstract]
Income Tax Expense
9 ■ Income Tax Expense

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Current	$246	$206	$428	$483
Deferred	18	73	41	97
Total	$264	$279	$469	$580

Income tax expense was $469 million for the six months ended June 30, 2023 (2022: $580 million). The unadjusted effective income tax rate for the six months ended June 30, 2023 was 38% of income before income taxes.
The underlying effective income tax rate on ordinary income for the six months ended June 30, 2023 was 30% after adjusting for the impact of foreign currency translation losses on deferred tax balances; the impact of updates to the rehabilitation provision for our non-operating mines; the impact of non-deductible foreign exchange losses; the impact of the Porgera mine being placed on care and maintenance; the impact of the settlement agreement to resolve the tax dispute at Porgera; the impact of our commitment towards the expansion of education infrastructure in Tanzania; and the impact of other expense adjustments.

Currency Translation
Current and deferred tax balances are subject to remeasurement for changes in foreign currency exchange rates each period. This is required in countries where tax is paid in local currency and the subsidiary has a different functional currency (typically US dollars). The most significant balances relate to Argentine and Malian tax liabilities.
In the six months ended June 30, 2023, a tax expense of $1 million (2022: $52 million tax expense) arose primarily from translation losses and gains on tax balances in Argentina and Mali due to the weakening of the Argentine peso and strengthening of the West African CFA franc, respectively, against the US dollar. These net translation losses are included within income tax expense.

Withholding Taxes
For the six months ended June 30, 2023, we have recorded $32 million (2022: $35 million related to Argentina and the United States) of dividend withholding taxes related to the undistributed earnings of our subsidiaries in the United States.

United States Tax Reform
In August 2022, President Joe Biden signed the Inflation Reduction Act (“the Act”) into law. The Act includes a 15% corporate alternative minimum tax (“CAMT”) that is imposed on applicable financial statement income (“AFSI”) and therefore would be considered in scope for IAS 12 given it is a tax on profits. The CAMT is effective for tax years beginning after December 31, 2022 and CAMT credit carryforwards have an indefinite life. Barrick is subject to CAMT because the Company meets the applicable income thresholds for a foreign-parented multi-national group.
On December 27, 2022, the US Treasury Department and the US Internal Revenue Service issued initial guidance regarding the application of the CAMT. This was followed by a 60-day consultation period, and we have provided comments. We are awaiting the final US Treasury Regulations detailing the application of CAMT.
For the six months ended June 30, 2023, the deferred tax asset arising from the CAMT credit carryforward has been recognized on the basis that we estimate that future regular tax will exceed tentative minimum tax on a probable basis.

Nevada Gold Mines
Nevada Gold Mines is a limited liability company treated as a flow through partnership for US tax purposes. The partnership is not subject to federal income tax directly, but each of its partners is liable for tax on its share of the profits of the partnership. As such, Barrick accounts for its current and deferred income tax associated with this investment (61.5% share) following the principles in IAS 12.
Organization for Economic Co-operation and Development (“OECD”) Pillar Two model rules
In October 2021, more than 135 jurisdictions agreed to the OECD/G20 Inclusive Framework on Base Erosion and Profit Shifting’s Statement on a Two-Pillar Solution to Address the Tax Challenges Arising from the Digitalization of the Economy. Since then, the OECD has published model rules and other documents related to the second pillar of this solution (the Pillar Two model rules). The Pillar Two model rules provide a template that jurisdictions can translate into domestic tax law and implement as part of an agreed common approach.
In terms of the potential implications for income tax accounting, we have applied the exception available under the amendments to IAS 12 published by the IASB in May 2023 and are not recognizing or disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes given relevant information is not known or reasonably estimable at this time. Furthermore, since Pillar Two legislation is not yet enacted or substantively enacted in the main jurisdictions where we operate, we continue working on assessing our exposure to Pillar Two income taxes and will provide an update once these dates are known.